REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic Areas, Revenues from External Customers [Abstract]
Adjusted EBITDA (unaudited)	$ (1,743)	$ (110)	$ (153)
Depreciation and amortization expenses	(124)	(1,106)	(868)
Stock-based compensation	(1)	(223)	(170)
Financial expense (income), net	144	(17)	(17)
Goodwill impairment, net of contingent consideration		(482)	(3,514)
Video advertising technology impairment		(3,763)
Income tax effect	9	507	(194)
Loss	$ (1,715)	$ (5,194)	$ (4,916)